Summary of Changes in Accumulated Other Comprehensive Income by Component (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	$ 3,708	$ 1,743
Translation adjustments and other, net of tax effects of $16, $12 and $(8)	(1,383)	263	$ (16)
Net current period other comprehensive income (loss)	559	(35)	(26)
Net current period other comprehensive income (loss)	(362)	1,737	363
Accumulated other comprehensive income (loss), end of period	2,522	3,708	1,743
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	31	66	92
Unrealized gains, net of tax effects of $35, $2 and $54	1,152	63	101
Tax expense included in provision for income taxes	15	6	68
Amounts reclassified from accumulated other comprehensive income	(593)	(98)	(127)
Net current period other comprehensive income (loss)	559	(35)	(26)
Accumulated other comprehensive income (loss), end of period	590	31	66
Derivatives | Revenue
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains included in revenue	(608)	(104)	(195)
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	3,531	1,794	1,431
Unrealized gains, net of tax effects of $59, $1,067 and $244	110	2,053	453
Tax expense included in provision for income taxes	256	131	49
Amounts reclassified from accumulated other comprehensive income	(472)	(316)	(90)
Net current period other comprehensive income (loss)	(362)	1,737	363
Accumulated other comprehensive income (loss), end of period	3,169	3,531	1,794
Investments | Other income (expense), net
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustments for gains included in other income (expense), net	(728)	(447)	(139)
Translation Adjustments and Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning of period	146	(117)	(101)
Translation adjustments and other, net of tax effects of $16, $12 and $(8)	(1,383)	263	(16)
Accumulated other comprehensive income (loss), end of period	$ (1,237)	$ 146	$ (117)